STOCK-BASED COMPENSATION - Schedule of Weighted-average Assumptions (Details) - Options - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	5 years 10 months 9 days	5 years 11 months 15 days	5 years 11 months 4 days
Expected volatility	51.24%	59.56%	70.00%
Risk-free interest rate range, minimum	0.54%	0.24%	1.54%
Risk-free interest rate range, maximum	0.60%	0.51%	2.59%
Dividend yield	0.00%	0.00%	0.00%
Grant-date fair value (USD per share)	$ 4.01	$ 0.60	$ 0.27